Fair Value Of Financial Instruments (Information On The Investments Where NAV Per Share Is Calculated) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	¥ 185	[1]	¥ 165	[1]
Unfunded commitments	28	[2]	38	[2]
Hedge Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	109	[1]	91	[1]
Unfunded commitments	0	[2]	0	[2]
Redemption frequency (if currently eligible)	Monthly	[3]	Weekly/Monthly	[3]
Redemption notice period	Same day-95 days	[4]	Same day-95 days	[4]
Venture Capital Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	4	[1]	2	[1]
Unfunded commitments	1	[2]	0	[2]
Private Equity Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	61	[1]	64	[1]
Unfunded commitments	12	[2]	23	[2]
Redemption frequency (if currently eligible)	Quarterly	[3]	Quarterly	[3]
Redemption notice period	30 days	[4]	30 days	[4]
Real Estate Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	11	[1]	8	[1]
Unfunded commitments	¥ 15	[2]	¥ 15	[2]

[1]	Fair value generally determined using NAV per share as a practical expedient.
[2]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[3]	The range in frequency with which Nomura can redeem investments.
[4]	The range in notice period required to be provided before redemption is possible.